Segment Information - Information by Segment on Current Cost of Supplies (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2018
Disclosure of operating segments [abstract]
Other revenue	$ 1,078	$ 1,047	$ 1,591